BANK BORROWING - Additional information (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 22, 2022 CNY (¥)	Dec. 22, 2022 USD ($)
Bank of Communications | Credit facility agreement
BANK BORROWING
Interest expense arising from the bank borrowing	$ 26,341	$ 0
Bank of Beijing | Loan agreement
BANK BORROWING
Principal amount			¥ 10,000,000	$ 1,449,846
Fixed interest rate			3.65%	3.65%